Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	ING MUTUAL FUNDS
Prospectus Date	rr_ProspectusDate	Aug. 05, 2011
ING Global Bond Fund | Class R
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge as a % of purchase or sales price, whichever is less	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fee	rr_ManagementFeesOverAssets	0.40%	[1]
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%	[1]
Administrative Services Fee	rr_Component1OtherExpensesOverAssets	0.10%	[1]
Other Expenses	rr_Component2OtherExpensesOverAssets	0.25%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.25%	[1]
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	none	[1],[2]
Total Annual Fund Operating Expenses after Waivers and Reimbursements	rr_NetExpensesOverAssets	1.25%	[1]
1 Yr	rr_ExpenseExampleYear01	127
3 Yrs	rr_ExpenseExampleYear03	397
5 Yrs	rr_ExpenseExampleYear05	686
10 Yrs	rr_ExpenseExampleYear10	1,511
1 Yr	rr_ExpenseExampleNoRedemptionYear01	127
3 Yrs	rr_ExpenseExampleNoRedemptionYear03	397
5 Yrs	rr_ExpenseExampleNoRedemptionYear05	686
10 Yrs	rr_ExpenseExampleNoRedemptionYear10	1,511
ING Global Bond Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Annual Return 2001	rr_AnnualReturn2001
Annual Return 2002	rr_AnnualReturn2002
Annual Return 2003	rr_AnnualReturn2003
Annual Return 2004	rr_AnnualReturn2004
Annual Return 2005	rr_AnnualReturn2005
Annual Return 2006	rr_AnnualReturn2006
Annual Return 2007	rr_AnnualReturn2007	10.61%
Annual Return 2008	rr_AnnualReturn2008	10.37%
Annual Return 2009	rr_AnnualReturn2009	11.40%
Annual Return 2010	rr_AnnualReturn2010	3.57%
Year to Date Return, Label	rr_YearToDateReturnLabel	The Fund's Class C shares' year-to-date total return as of June 30, 2011:
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	3.22%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2008
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	8.93%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(3.77%)
1 Yr	rr_AverageAnnualReturnYear01	2.59%
Since Inception	rr_AverageAnnualReturnSinceInception	8.80%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 30, 2006
ING Global Bond Fund | Class C | After tax on distributions
Risk/Return:	rr_RiskReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	0.64%
Since Inception	rr_AverageAnnualReturnSinceInception	6.95%
ING Global Bond Fund | Class C | After tax on distributions with sale
Risk/Return:	rr_RiskReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	1.32%
Since Inception	rr_AverageAnnualReturnSinceInception	6.47%
ING Global Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	ING Global Bond Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to maximize total return through a combination of current income and capital appreciation.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees Fees paid directly from your investment
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses Expenses you pay each year as a % of the value of your investment
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	March 1, 2012
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover % of average value of portfolio
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transactions costs and may mean higher taxes if you are investing in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Expense Example, affect the Fund's performance.

During the most recent fiscal year, the Fund's portfolio turnover rate was 440% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	440.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example $
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The Example is intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example shows costs if you sold (redeemed) your shares at the end of the period or continued to hold them. The Example also assumes that your investment had a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	The Example reflects applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in bonds of issuers in a number of different countries, which may include the United States. The Fund will provide shareholders with at least 60 days' prior written notice of any change in this investment policy.

The Fund may invest in securities of issuers located in developed and emerging market countries. Securities may be denominated in foreign currencies or in the U.S. dollar. The Fund may hedge its exposure to securities denominated in foreign currencies. The Fund may also borrow money from banks and invest the proceeds of such loans in portfolio securities as permitted under the Investment Company Act of 1940, and the rules, regulations and exemptive orders thereunder ("1940 Act"). This investment technique is known as "leveraging."

The Fund invests primarily in investment-grade securities which include, but are not limited to, corporate and government bonds which, at the time of investment, are rated investment-grade (at least BBB— by Standard & Poor's Ratings Services or Baa3 by Moody's Investors Service, Inc.) or have an equivalent rating by a nationally recognized statistical rating organization, or are of comparable quality if unrated. The Fund may also invest in preferred stocks, money market instruments, municipal bonds, commercial and residential mortgage-related securities, asset-backed securities, other securitized and structured debt products, private placements, and other investment companies. The Fund may also invest up to 5% of its assets in a combination of floating rate secured loans ("Senior Loans") and shares of ING Prime Rate Trust, a closed-end investment company that invests in Senior Loans. Although the Fund may invest a portion of its assets in high-yield debt securities rated below investment-grade, the Fund will seek to maintain a minimum weighted average portfolio quality rating of at least investment-grade. The dollar-weighted average portfolio duration of the Fund will generally range between two and nine years.

The Fund may use derivatives, including futures, swaps (including interest rate swaps, total return swaps and credit default swaps), and options, among others, to seek to enhance return, to hedge some of the risks of its investments in fixed-income securities or as a substitute for a position in an underlying asset. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls and reverse repurchase agreements). The Fund may invest in other investment companies, including exchange-traded funds, to the extent permitted under the 1940 Act.

The investment process focuses on allocating assets among various sectors of the global bond markets and buying bonds at a discount to their intrinsic value. The sub-adviser ("Sub-Adviser") utilizes proprietary quantitative techniques to identify bonds or sectors that are cheap relative to other bonds or sectors based on their historical price relationships. Teams of asset specialists use this relative value analysis to guide them in the security selection process.

The Fund is non-diversified which means it may invest a significant portion of its assets in a single issuer.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses or redeploy assets into opportunities believed to be more promising, among others.

The Fund may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its assets.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money on an investment in the Fund. Any of the following risks, among others, could affect Fund performance or cause the Fund to lose money or to underperform market averages of other funds.

Call  During periods of falling interest rates, a bond issuer may "call" or repay its high-yielding bond before the bond's maturity date. If forced to invest the unanticipated proceeds at lower interest rates, the Fund would experience a decline in income.

Company  The price of a given company's stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stocks could become worthless.

Credit  Prices of bonds and other debt securities can fall if the issuer's actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In severe cases, the issuer could be late in paying interest or principal, or could fail to pay altogether. Lower quality securities (including securities that have fallen below investment-grade and are classified as "junk bonds") have greater credit risk than higher quality (investment-grade) securities, and their issuers' long-term ability to make payments is considered speculative. Prices of lower quality bonds or other debt securities are also more volatile, are more sensitive to negative news about the economy or the issuer, and have greater liquidity and price volatility risk.

Currency  To the extent that the Fund invests directly in foreign currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Derivative Instruments  Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Fund and reduce its returns.

Foreign Investments/Developing and Emerging Markets Investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, foreign currency fluctuations, currency blockage, or political changes or diplomatic developments. Foreign investment risks typically are greater in developing and emerging markets than in developed markets.

High-Yield Securities  Investments rated below investment-grade (or of similar quality if unrated) are known as "high-yield securities" or "junk bonds." High-yield securities are subject to greater levels of credit and liquidity risks. High-yield securities are considered primarily speculative with respect to the issuer's continuing ability to make principal and interest payments.

Interest in Loans  The value and the income streams of interests in loans (including participation interests in lease financings and assignments in secured variable or floating rate loans) will decline if borrowers delay payments or fail to pay altogether. A large rise in interest rates could increase this risk. Although loans are generally fully collateralized when purchased, the collateral may become illiquid or decline in value. Many loans themselves carry liquidity and valuation risks.

Interest Rate  With bonds and other fixed rate debt securities, a rise in interest rates generally causes values to fall; conversely, values generally rise as interest rates fall. The higher the credit quality of the security, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk.

Investment Model  The Sub-Adviser's proprietary model may not adequately allow for existing or unforeseen market factors or the interplay between such factors.

Issuer Non-Diversification  The Fund is classified as a "non-diversified" investment company and, therefore, is subject to the risks of focusing investments in a small number of issuers, industries or foreign currencies, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be.

Leverage  Certain transactions and investment strategies may give rise to leverage. Such transactions and investment strategies, include, but are not limited to: borrowing, dollar rolls, reverse repurchase agreements, loans of portfolio securities and the use of when-issued, delayed-delivery or forward-commitment transactions. The use of certain derivatives may also increase leveraging risk. The use of leverage may increase the Fund's expenses and increase the impact of the Fund's other risks.

Liquidity  If a security is illiquid, the Fund might be unable to sell the security at a time when the Fund's manager might wish to sell, and the security could have the effect of decreasing the overall level of the Fund's liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Fund could realize upon disposition. The Fund may make investments that become less liquid in response to market developments or adverse investor perception. The Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Fund.

Market  Stock prices are volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods.

Mortgage-Related Securities  Default on the underlying assets of the mortgage-related securities held by the Fund may impair the value of the securities and there may be limitations on the enforceability of any security interest granted with respect to those assets. These securities also present a higher degree of prepayment and extension risk and interest rate risk than do other types of fixed-income securities.

Municipal Obligations  The municipal market in which the Fund invests is volatile and can be significantly affected by adverse tax, legislative, or political changes and the financial condition of the issuers of municipal securities.

Other Investment Companies  The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Fund may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Fund.

Prepayment and Extension  Prepayment risk is the risk that principal on mortgages or other loan obligations underlying a security may be repaid prior to the stated maturity date, which may reduce the market value of the security and the anticipated yield-to-maturity. Extension risk is the risk that an issuer will exercise its right to repay principal on an obligation held by the Fund later than expected, which may decrease the value of the obligation and prevent the Fund from investing expected repayment proceeds in securities paying yields higher than the yields paid by the securities that were expected to be repaid.

Securities Lending  Securities lending involves two primary risks: "investment risk" and "borrower default risk." Investment risk is the risk that the Fund will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Fund will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money on an investment in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus

Issuer Non-Diversification  The Fund is classified as a "non-diversified" investment company and, therefore, is subject to the risks of focusing investments in a small number of issuers, industries or foreign currencies, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following information is intended to help you understand the risks of investing in the Fund. Because Class R shares of the Fund had not commenced operations as of the calendar year ended December 31, 2010, the following bar chart shows the changes in the Fund's Class C shares' performance from year to year, and the table compares the Fund's Class C shares' performance to the performance of a broad-based securities market index/indices for the same period. Class R shares and Class C shares of the Fund would have substantially similar performance because they invest in the same portfolio of securities. However, Class R shares' performance would be higher than Class C shares' performance because of the higher expenses paid by Class C shares. The Fund's performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations, if any, performance would have been lower. The bar chart shows the performance of the Fund's Class C shares, but does not reflect the impact of contingent deferred sales charges. If it did, returns would be lower than those shown. The Fund's past performance (before and after taxes) is no guarantee of future results. For the most recent performance figures, go to www.INGFunds.com/literature or call 1-800-992-0180.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	Because Class R shares of the Fund had not commenced operations as of the calendar year ended December 31, 2010, the following bar chart shows the changes in the Fund's Class C shares' performance from year to year, and the table compares the Fund's Class C shares' performance to the performance of a broad-based securities market index/indices for the same period.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-992-0180
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.INGFunds.com/literature
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is no guarantee of future results.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns Class C (as of December 31 of each year)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart shows the performance of the Fund's Class C shares, but does not reflect the impact of contingent deferred sales charges.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best quarter: 4th, 2008, 8.93% and Worst quarter: 2nd, 2008, (3.77)% The Fund's Class C shares' year-to-date total return as of June 30, 2011: 3.22%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns% (for the periods ended December 31, 2010)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	The index returns do not reflect deductions for fees, expenses or taxes
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases the after-tax returns may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the after-tax returns may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

ING Global Bond Fund | BCGA Index
Risk/Return:	rr_RiskReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	5.54%	[3]
Since Inception	rr_AverageAnnualReturnSinceInception	6.89%	[3],[4]

[1]	Based on Class A shares' expenses adjusted for class specific differences.
[2]	The adviser is contractually obligated to limit expenses to 1.15% for Class R shares through March 1, 2012; the obligation does not extend to interest, taxes, brokerage commissions, extraordinary expenses and Acquired Fund Fees and Expenses. The obligation will automatically renew for one-year terms unless it is terminated by the Fund or the adviser upon written notice within 90 days of the end of the current term or upon termination of the advisory agreement and is subject to possible recoupment by the adviser within three years.
[3]	The index returns do not reflect deductions for fees, expenses or taxes.
[4]	Reflects index performance since the date closest to the Class' inception for which data is available.